Discontinued operations - Summary of results of the company’s discontinued operations (Details) - Disposed of by sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	$ 706	$ 20,274
Cost of goods sold	445	37,015
Gross income (loss)	261	(16,741)
Other operating expenses	2,157	13,771
Loss from operations	(1,896)	(30,512)
Total other expense, net	(3,548)	(25,257)
Loss from discontinued operations before provision for income taxes	(5,444)	(55,769)
Benefit from (provision for) income taxes	(342)	4,387
Net loss from discontinued operations	$ (5,786)	$ (51,382)